Equity-Based Compensation (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Summary of Fair Value Assumptions of incentive units at Grant date and modification date	The assumptions used in determining the fair value were as follows:

As of June 11, 2019
Volatility	25.8%
Risk-free interest rate	1.89%
Expected time to exit (years)	2.5

The assumptions used in determining the fair value of the Incentive Units at the grant date are as follows:

Volatility	57%
Risk-free rate	0.1%
Time to exit (years)	1.6
The assumptions used in determining the fair value of the Incentive Units at the modification date are as follows:

Volatility	46%
Risk-free rate	0.2%
Time to exit (years)	1.2

Summary of changes in outstanding nonvested Incentive Units	Class B Units rollforward is as follows:

Balance as of January 1, 2019	—

Granted during the year	100
Vested during the year	(10)
Forfeited during the year	—

Unvested as of December 31, 2019	90

Unvested as of October 22, 2020	90

Certain information related to the Incentive Units is presented as follows:

Incentive Units
Unvested and outstanding as of December 31, 2020	—

Granted	9,650,000
Forfeited	(250,000)

Unvested and outstanding as of September 30, 2021	9,400,000